Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provisions for Income Tax

Provisions for income tax are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$	US$	US$
Provisions for current income tax	3,431,459	3,828,207	4,713,543
Deferred income tax benefit	(642,635)	(370,474)	-
Total	2,788,824	3,457,733	4,713,543

Schedule of Total Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2024, 2023 and 2022, respectively:

	2024	2023	2022
	US$	US$	US$
Income before income tax provision	13,626,131	15,048,773	18,129,648
Tax at the PRC EIT tax rates	3,406,532	3,762,193	4,532,412
Effect of preferential tax	(574,656)	(554,322)	(774,299)
Change in valuation allowance	335,175	487,037	37,169
Tax effect of non-deductible expenses	485,798	451,154	1,660,869
Tax effect of R&D expenses additional deduction*	(864,025)	(688,329)	(742,608)
Income tax expense	2,788,824	3,457,733	4,713,543

*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.